Shareholders' Equity (Schedule of Stock by Class) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended										12 Months Ended			0 Months Ended
	Dec. 28, 2012	Dec. 14, 2012	Dec. 31, 2013 stockclass	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2013 stockclass	Dec. 31, 2012	Dec. 31, 2011	Sep. 06, 2011
Class of Stock [Line Items]
Number of classes of common stock			3										3
Preferred stock, authorized shares (in shares)			500,000							500,000			500,000	500,000	500,000
Preferred stock par value			$ 0.01							$ 0.01			$ 0.01	$ 0.01	$ 0.01
Dividend Amount per Share	$ 2.00	$ 0.25	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.25	$ 0.25	$ 0.25	$ 0.20	$ 0.20	$ 0.20	$ 1.2	$ 3	$ 0.6
Preferred stock, issued shares (in shares)			0							0			0	0	0
Common Class A [Member]
Class of Stock [Line Items]
Authorized Shares			80,000,000							80,000,000			80,000,000	80,000,000	80,000,000
Issued Common Stock			40,000,000										40,000,000	40,000,000
Issued Shares Classified as Redeemable Equity										0					0
Total Issued Shares			40,000,000							40,000,000			40,000,000	40,000,000	40,000,000
Common stock par value			$ 0.025							$ 0.025			$ 0.025	$ 0.025	$ 0.025
Common Class B [Member]
Class of Stock [Line Items]
Authorized Shares			80,000,000							80,000,000			80,000,000	80,000,000	80,000,000
Issued Common Stock			15,000,000										15,000,000	15,000,000
Total Issued Shares			15,000,000							15,000,000			15,000,000	15,000,000	15,000,000
Common stock par value			$ 0.025							$ 0.025			$ 0.025	$ 0.025	$ 0.025
Common Class C [Member]
Class of Stock [Line Items]
Authorized Shares			20,000,000							20,000,000			20,000,000	20,000,000	20,000,000
Issued Common Stock			500,000										500,000	500,000
Issued Shares Classified as Redeemable Equity			0							300,000			0	0	300,000
Total Issued Shares			500,000							500,000			500,000	500,000	500,000
Temporary equity, redemption value										$ 3.5				$ 3.5	$ 3.5
Temporary equity, redemption of equity, shares														300,000
Common stock par value			$ 0.025							$ 0.025			$ 0.025	$ 0.025	$ 0.025
Common Stock Excluding Treasury Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Issued Common Stock			33,800,000							32,400,000			33,800,000	33,000,000	32,400,000
Common Stock Excluding Treasury Stock [Member] | Common Class B [Member]
Class of Stock [Line Items]
Issued Common Stock			14,200,000							14,200,000			14,200,000	14,200,000	14,200,000
Common Stock Excluding Treasury Stock [Member] | Common Class C [Member]
Class of Stock [Line Items]
Issued Common Stock			0							0			0	0	0
Treasury Stock [Member]
Class of Stock [Line Items]
Stock repurchase program, authorized amount																100.0
Purchase of treasury stock, shares													0	0	400,000
Purchase of treasury stock															8.2
Stock repurchase program, remaining authorized repurchase amount													$ 91.8
Treasury Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Issued Common Stock			6,200,000							7,600,000			6,200,000	7,000,000	7,600,000
Treasury Stock [Member] | Common Class B [Member]
Class of Stock [Line Items]
Issued Common Stock			800,000							800,000			800,000	800,000	800,000
Treasury Stock [Member] | Common Class C [Member]
Class of Stock [Line Items]
Issued Common Stock			500,000							200,000			500,000	500,000	200,000
Common Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Issued Common Stock			40,000,000							40,000,000			40,000,000	40,000,000	40,000,000
Common Stock [Member] | Common Class B [Member]
Class of Stock [Line Items]
Issued Common Stock			15,000,000							15,000,000			15,000,000	15,000,000	15,000,000
Common Stock [Member] | Common Class C [Member]
Class of Stock [Line Items]
Issued Common Stock			500,000							200,000			500,000	500,000	200,000